Equity	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

13 — EQUITY

Ordinary shares

The Company’s authorized share capital is US$50,000 divided into 500,000,000 ordinary shares, par value US$0.0001 per share, consisting of (i) 450,000,000 Class A ordinary shares with a par value of US$0.0001 each; and (ii) 50,000,000 Class B ordinary shares with a par value of US$0.0001 each.

As of June 30, 2025, the Company had 16,105,132 Class A ordinary shares issued and outstanding and 16,816,692 Class B ordinary shares issued and outstanding, respectively.

On February 4, 2024, the Company’s shareholders and Board of Directors approved: (i) the reclassification of 44,394,436 Class A ordinary shares to be 44,394,436 Class B ordinary shares and (ii) the issuance of an aggregated 20,000,000 shares of Class A ordinary shares, at par value of $0.0001, and Class B ordinary shares, at par value of $0.0001, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 20,000,000 Class A ordinary shares and Class B ordinary shares.

During the six months ended December 31, 2025, the Company issued an aggregated 53,042 Class A ordinary shares to holders of convertible notes (Note 11) to settle the principal of RMB 378,312 (US$50,920).

As a result of the issuances and reclassification stated above, the Company had 450,000,000 authorized Class A ordinary shares, par value of US$0.0001, of which 16,158,174 Class A ordinary shares were issued and outstanding as of December 31, 2025. The Company had 50,000,000 authorized Class B ordinary shares, par value of US$0.0001, of which 16,816,692 Class B ordinary shares were issued and outstanding as of December 31, 2025.

Warrants

On April 3, 2024, the Company issued 75,000 warrants to EF Hutton LLC, the representative of the underwriters, as compensation for the services in connection with the IPO (“IPO warrants”). On May 14, 2024, the Company issued 1,188 warrants to EF Hutton LLC as compensation for the services in connection with the over-allotment (“Over-allotment Warrants”).

EF Hutton LLC is entitled to exercise each warrant by purchase of one Class A Ordinary Share at an exercise price of $4.4 at any time from September 25, 2024 to March 29, 2029. The warrants can be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the warrants. The warrants are subject to adjustments in the event of (i) share dividends, (ii) aggregation of shares, (iii) subsequent right offerings, (iv) replacement of securities upon reorganization, and (v) changes in the form of warrants. The warrants may be exercised on “cashless basis” unless there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the shares by EF Hutton LLC at any time after September 29, 2024.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

The fair value of the IPO Warrants and Over-allotment Warrants were estimated at RMB 617,554 (US$85,406) and RMB 9,786 (US$1,353), respectively, using the Black-Scholes model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

US$
Exercise price	4.40
Stock price	3.30
Expected life of the warrants (in years)	4.98
Risk free rate	4.42%
Dividend yield	0.0%
Volatility	42.87%

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. The Company will not pay dividends until it has a retained earning on its consolidated balance sheets. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the PRC subsidiaries. The Company’s PRC subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2025 and December 31, 2025, the Company’s PRC subsidiaries did not set aside statutory reserves. As of December 31, 2025, the Company had restricted net assets of approximately RMB 78 million.